BORROWINGS - Narrative (Details)	1 Months Ended
	Oct. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) securitization
The 2021 RRRR Repurchase Agreement
Debt Instrument [Line Items]
Long-term debt, outstanding balance			$ 25,600,000	$ 38,000,000
Number of securitizations | securitization				2
Stated interest rate				3.618%
Master Agreements
Debt Instrument [Line Items]
Long-term debt, outstanding balance			99,000,000
Loan and Security Agreement
Debt Instrument [Line Items]
Long-term debt, outstanding balance			15,000,000
Debt instrument, term	3 years
Line of credit facility, maximum borrowing capacity	$ 22,000,000
Debt instrument, Secured Overnight Financing rate floor	0.00%
Loan and Security Agreement | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	2.20%
Secured Debt
Debt Instrument [Line Items]
Long-term debt, outstanding balance			139,600,000	$ 38,000,000
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Long-term debt, outstanding balance			$ 15,000,000	0
Debt instrument, term		3 years
Revolving Credit Facility | Line of Credit | The Credit Agreement
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 167,500,000
Debt instrument, Secured Overnight Financing rate floor		0.00%
Debt instrument, base rate floor		1.00%
Revolving Credit Facility | Line of Credit | The Credit Agreement | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		2.75%
Line of credit facility, commitment fee percentage		0.25%
Revolving Credit Facility | Line of Credit | The Credit Agreement | Base Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		1.75%
Revolving Credit Facility | Line of Credit | The 2021 Credit Facility
Debt Instrument [Line Items]
Long-term debt, outstanding balance				$ 0
Letter of Credit | Line of Credit | The Credit Agreement
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 50,000,000
Letter of Credit | Line of Credit | The Credit Agreement | Israel, New Shekels
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 20,000,000